Inventory (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Raw materials	$ 6,219	$ 7,215	$ 5,114
Work in process	9,140	7,980	5,439
Finished goods	15,669	17,580	15,570
Total inventory	$ 31,028	$ 32,775	$ 26,123